UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: November 30

Date of reporting period: February 28, 2019

Item 1. Schedule of Investments.

Zacks All-Cap Core Fund

SCHEDULE OF INVESTMENTS

As of February 28, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.3%
	BASIC MATERIALS — 2.4%
20,640	Barrick Gold Corp.[1]	$260,890
3,134	Carpenter Technology Corp.	147,110
3,514	Celanese Corp.	359,447
4,050	International Paper Co.	185,571
		953,018
	COMMUNICATIONS — 15.7%
513	Alphabet, Inc. - Class A*	577,920
171	Alphabet, Inc. - Class C*	191,506
529	Amazon.com, Inc.*	867,470
15,259	AT&T, Inc.	474,860
11,365	Ciena Corp.*	484,831
16,208	Cisco Systems, Inc.	839,088
11,903	eBay, Inc.	442,196
1,143	Facebook, Inc. - Class A*	184,537
5,762	Nice Ltd. - ADR*,1	678,130
2,311	Proofpoint, Inc.*	272,906
5,857	T-Mobile US, Inc.*	422,934
13,043	Viacom, Inc. - Class B	381,117
4,622	Walt Disney Co.	521,547
		6,339,042
	CONSUMER, CYCLICAL — 8.3%
6,078	Best Buy Co., Inc.	418,409
4,337	Callaway Golf Co.	74,640
1,615	Churchill Downs, Inc.	151,487
3,989	Fastenal Co.	251,068
1,647	Herman Miller, Inc.	60,412
4,021	Home Depot, Inc.	744,448
3,641	NIKE, Inc. - Class B	312,143
2,470	Planet Fitness, Inc. - Class A*	145,186
2,881	Ralph Lauren Corp.	360,615
6,712	Starbucks Corp.	471,585
760	Vail Resorts, Inc.	158,376
2,026	Walmart, Inc.	200,554
		3,348,923
	CONSUMER, NON-CYCLICAL — 23.6%
2,881	Amedisys, Inc.*	358,108
2,280	Amgen, Inc.	433,382
11,112	Archer-Daniels-Midland Co.	472,260
9,719	Baxter International, Inc.	726,301
1,745	Biogen, Inc.*	572,378

Zacks All-Cap Core Fund

SCHEDULE OF INVESTMENTS - Continued

As of February 28, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
1,019	Cintas Corp.	$210,525
3,736	Colgate-Palmolive Co.	246,090
2,850	Danaher Corp.	362,007
1,425	Edwards Lifesciences Corp.*	241,238
2,375	Euronet Worldwide, Inc.*	319,010
4,369	Hershey Co.	483,561
2,945	Johnson & Johnson	402,405
1,868	Laboratory Corp. of America Holdings*	276,912
11,017	Merck & Co., Inc.	895,572
6,395	PepsiCo, Inc.	739,518
8,611	Pfizer, Inc.	373,287
8,041	Procter & Gamble Co.	792,441
8,263	Sabre Corp.	185,339
8,168	Sprouts Farmers Market, Inc.*	190,478
1,140	Stryker Corp.	214,901
2,596	TriNet Group, Inc.*	159,109
3,524	UnitedHealth Group, Inc.	853,583
		9,508,405
	ENERGY — 4.2%
5,984	Chevron Corp.	715,567
3,451	Diamondback Energy, Inc.	355,211
9,561	Royal Dutch Shell PLC - Class B - ADR[1]	608,175
		1,678,953
	FINANCIAL — 14.3%
7,851	American Express Co.	845,867
1,457	Assurant, Inc.	150,057
24,597	Bank of America Corp.	715,281
448	BlackRock, Inc.	198,563
14,562	Citizens Financial Group, Inc.	537,920
2,755	Crown Castle International Corp. - REIT	327,156
830	EPR Properties - REIT	60,988
2,670	Gaming and Leisure Properties, Inc. - REIT	97,135
14,119	Hartford Financial Services Group, Inc.	696,914
8,611	Hospitality Properties Trust - REIT	233,100
2,723	JPMorgan Chase & Co.	284,172
1,235	M&T Bank Corp.	213,729
4,907	Marsh & McLennan Cos., Inc.	456,449
8,959	MetLife, Inc.	404,857
3,863	Travelers Cos., Inc.	513,431
		5,735,619

Zacks All-Cap Core Fund

SCHEDULE OF INVESTMENTS - Continued

As of February 28, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIAL — 11.5%
2,976	Caterpillar, Inc.	$408,724
5,889	Corning, Inc.	204,996
792	Eagle Materials, Inc.	60,540
2,406	FedEx Corp.	435,486
5,984	Granite Construction, Inc.	278,615
10,289	Heartland Express, Inc.	206,706
3,166	Honeywell International, Inc.	487,786
1,561	Lockheed Martin Corp.	482,989
4,432	National Instruments Corp.	207,152
3,293	Raytheon Co.	614,144
6,363	Republic Services, Inc.	499,050
1,203	Rockwell Automation, Inc.	214,808
2,216	Trimble, Inc.*	88,662
2,311	Woodward, Inc.	222,642
2,945	Xylem, Inc.	222,495
		4,634,795
	TECHNOLOGY — 12.0%
3,008	Accenture PLC - Class A1	485,431
3,704	Apple, Inc.	641,348
9,624	Fortinet, Inc.*	835,267
15,101	Intel Corp.	799,749
1,393	Manhattan Associates, Inc.*	76,267
7,288	Micron Technology, Inc.*	297,934
8,104	Microsoft Corp.	907,891
4,760	NetApp, Inc.	310,352
2,755	Synopsys, Inc.*	280,128
2,296	Verint Systems, Inc.*	122,262
1,690	Virtusa Corp.*	85,294
		4,841,923
	UTILITIES — 5.3%
6,870	American Electric Power Co., Inc.	557,500
3,641	American States Water Co.	258,984
13,201	California Water Service Group	686,716
14,404	CenterPoint Energy, Inc.	434,137
5,002	Hawaiian Electric Industries, Inc.	191,477
		2,128,814
	TOTAL COMMON STOCKS
	(Cost $31,042,092)	39,169,492

Zacks All-Cap Core Fund

SCHEDULE OF INVESTMENTS - Continued

As of February 28, 2019 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 2.6%
$1,025,174	UMB Money Market Fiduciary, 0.25%[2]	$1,025,174
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,025,174)	1,025,174
	TOTAL INVESTMENTS — 99.9%
	(Cost $32,067,266)	40,194,666
	Other Assets in Excess of Liabilities — 0.1%	43,472
	TOTAL NET ASSETS — 100.0%	$40,238,138

ADR — American Depository Receipt

PLC — Public Limited Company

REIT — Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security is denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See Accompanying Notes to Schedule of Investments.

Zacks Market Neutral Fund

SCHEDULE OF INVESTMENTS

As of February 28, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 59.6%
	BASIC MATERIALS — 2.1%
773	Alcoa Corp.*	$22,803
948	Carpenter Technology Corp.	44,499
6,011	Cleveland-Cliffs, Inc.	66,662
1,166	Compass Minerals International, Inc.	61,075
1,902	Orion Engineered Carbons S.A.[1]	53,009
		248,048
	COMMUNICATIONS — 3.4%
830	AMC Networks, Inc. - Class A*	54,539
3,693	CalAmp Corp.*	51,333
6,221	Cincinnati Bell, Inc.*	60,344
689	ePlus, Inc.*	61,624
2,333	Intelsat S.A.*,1,2	56,179
912	Telephone & Data Systems, Inc.	29,230
485	Ubiquiti Networks, Inc.	70,029
12,061	Windstream Holdings, Inc.*	4,824
		388,102
	CONSUMER, CYCLICAL — 8.9%
4,433	AMC Entertainment Holdings, Inc. - Class A	62,195
1,132	American Airlines Group, Inc.	40,333
2,972	Bed Bath & Beyond, Inc.	49,722
1,940	Big Lots, Inc.[2]	61,168
1,174	Brinker International, Inc.	53,734
1,356	Buckle, Inc.	26,022
7,462	Controladora Vuela Cia de Aviacion S.A.B. de C.V. - ADR*,1	64,024
852	Dillard's, Inc. - Class A2	66,916
3,736	Express, Inc.*	19,427
7,002	Ford Motor Co.[2]	61,408
3,544	Fossil Group, Inc.*	55,428
3,046	GameStop Corp. - Class A	35,638
3,952	International Game Technology PLC[1,2]	68,172
5,147	Kirkland's, Inc.*	60,117
845	Methode Electronics, Inc.	23,711
2,991	Potbelly Corp.*	25,184
1,040	ScanSource, Inc.*	39,052
3,047	Tailored Brands, Inc.[2]	39,489
4,654	Vista Outdoor, Inc.*	41,467
211	W.W. Grainger, Inc.	64,307
2,705	World Fuel Services Corp.	74,901
		1,032,415

Zacks Market Neutral Fund

SCHEDULE OF INVESTMENTS - Continued

As of February 28, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL — 12.3%
1,783	Acorda Therapeutics, Inc.*	$26,281
2,640	Akorn, Inc.*	10,692
907	American Public Education, Inc.*	29,305
1,751	Avis Budget Group, Inc.*	62,721
5,383	Bridgepoint Education, Inc.*	55,499
982	Cardinal Health, Inc.	53,362
1,871	Cardtronics PLC - Class A*,1	55,213
7,333	Cytokinetics, Inc.*	52,944
6,878	Dean Foods Co.	27,581
3,993	Hertz Global Holdings, Inc.*	76,266
172	Humana, Inc.	49,027
260	IDEXX Laboratories, Inc.*	54,868
8,648	ImmunoGen, Inc.*	40,819
1,580	Kforce, Inc.	58,476
2,153	Kroger Co.[2]	63,148
2,972	LSC Communications, Inc.	25,143
1,352	Luminex Corp.	34,449
840	ManpowerGroup, Inc.[2]	70,770
378	Molina Healthcare, Inc.*	50,890
3,974	Natera, Inc.*	62,948
3,590	Quad/Graphics, Inc.[2]	52,378
1,089	Robert Half International, Inc.	74,259
7,626	Seres Therapeutics, Inc.*,2	46,747
1,229	Service Corp. International[2]	50,807
1,068	Sysco Corp.[2]	72,143
1,730	Team, Inc.*	27,023
3,032	Voyager Therapeutics, Inc.*	45,480
161	WellCare Health Plans, Inc.*,2	40,826
4,237	XOMA Corp.*	59,572
		1,429,637
	ENERGY — 5.5%
602	Arch Coal, Inc. - Class A	56,082
1,644	California Resources Corp.*	38,881
5,009	Cenovus Energy, Inc.[1]	45,882
783	ConocoPhillips[2]	53,126
4,789	Crescent Point Energy Corp.[1]	15,373
2,239	Devon Energy Corp.	66,073
5,353	Diamond Offshore Drilling, Inc.*	51,121
2,472	Imperial Oil Ltd.[1]	66,942
3,183	Marathon Oil Corp.	52,838
2,372	Matrix Service Co.*	49,551

Zacks Market Neutral Fund

SCHEDULE OF INVESTMENTS - Continued

As of February 28, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ENERGY (Continued)
766	Murphy USA, Inc.*	$59,572
376	Phillips 66	36,231
1,282	Suncor Energy, Inc.[1]	44,178
		635,850
	FINANCIAL — 12.2%
435	Ameriprise Financial, Inc.	57,259
644	Citigroup, Inc.	41,203
554	Citizens Financial Group, Inc.	20,465
3,152	CoreCivic, Inc. - REIT[2]	66,759
994	Discover Financial Services	71,180
1,428	Eaton Vance Corp.	59,762
577	Evercore, Inc. - Class A	53,142
751	Fifth Third Bancorp	20,713
1,499	GEO Group, Inc. - REIT	34,057
2,591	Hersha Hospitality Trust - REIT	48,840
3,687	Host Hotels & Resorts, Inc. - REIT[2]	72,302
384	Jones Lang LaSalle, Inc.	63,406
3,046	KeyCorp	53,792
2,942	Ladder Capital Corp. - REIT	53,986
688	Lamar Advertising Co. - Class A - REIT	53,368
786	Lincoln National Corp.	49,141
1,210	MetLife, Inc.	54,680
2,475	Outfront Media, Inc. - REIT	55,539
1,979	Pebblebrook Hotel Trust - REIT	63,348
7,229	Pennsylvania Real Estate Investment Trust - REIT	44,458
2,660	PennyMac Mortgage Investment Trust - REIT[2]	54,211
1,153	Preferred Bank/Los Angeles CA	59,057
568	Prudential Financial, Inc.	54,443
643	Raymond James Financial, Inc.	53,099
2,539	Santander Consumer USA Holdings, Inc.	52,151
1,449	Sun Life Financial, Inc.[1]	54,772
1,474	Unum Group	55,069
		1,420,202
	INDUSTRIAL — 6.4%
1,310	ArcBest Corp.[2]	45,627
600	C.H. Robinson Worldwide, Inc.[2]	54,228
827	Comtech Telecommunications Corp.	21,916
3,895	Covanta Holding Corp.	66,137
5,823	Flex Ltd.*,1,2	61,374
1,623	Fluor Corp.[2]	61,025

Zacks Market Neutral Fund

SCHEDULE OF INVESTMENTS - Continued

As of February 28, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
6,899	FreightCar America, Inc.*	$53,467
1,750	MYR Group, Inc.*,2	58,695
1,087	Ryder System, Inc.	67,568
1,914	SPX FLOW, Inc.*	66,071
2,264	Terex Corp.[2]	76,048
2,867	Tutor Perini Corp.*	53,957
1,426	Worthington Industries, Inc.	56,056
		742,169
	TECHNOLOGY — 6.1%
336	ANSYS, Inc.*,2	59,559
993	Benefitfocus, Inc.*	48,776
1,438	Cirrus Logic, Inc.*	57,707
138	Intuit, Inc.	34,104
408	Jack Henry & Associates, Inc.	54,113
945	Maxim Integrated Products, Inc.	51,436
839	NetApp, Inc.	54,703
3,396	NextGen Healthcare, Inc.*	59,430
3,752	OneSpan, Inc.*	79,918
679	Open Text Corp.[1]	25,748
3,568	Presidio, Inc.	59,336
795	Science Applications International Corp.	59,387
294	Texas Instruments, Inc.	31,099
2,732	Unisys Corp.*	36,909
		712,225
	UTILITIES — 2.7%
2,627	Atlantica Yield PLC[1,2]	52,435
1,526	CenterPoint Energy, Inc.	45,994
460	DTE Energy Co.	56,838
1,027	FirstEnergy Corp.	41,850
1,285	NRG Energy, Inc.	53,559
683	PG&E Corp.*	11,631
1,760	South Jersey Industries, Inc.	50,952
		313,259
	TOTAL COMMON STOCKS
	(Cost $ 7,322,953)	6,921,907
	RIGHTS — 0.0%[3]
1,119	A Schulman, Inc.*,4	585
	TOTAL RIGHTS
	(Cost $0)	585

Zacks Market Neutral Fund

SCHEDULE OF INVESTMENTS - Continued

As of February 28, 2019 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 20.5%
$2,378,491	UMB Money Market Fiduciary 0.25%[5]	$2,378,491
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $ 2,378,491)	2,378,491
	TOTAL INVESTMENTS — 80.1%
	(Cost $9,701,444)	9,300,983
	Assets in Excess of Other Liabilities — 19.9%	2,303,534
	TOTAL NET ASSETS — 100.0%	$11,604,517

Number of Shares
	SECURITIES SOLD SHORT — 58.6%
	COMMON STOCKS — 58.6%
	BASIC MATERIALS — 1.4%
(793)	DowDuPont, Inc.	(42,211)
(5,726)	Osisko Gold Royalties Ltd.[1]	(64,189)
(2,252)	Schnitzer Steel Industries, Inc. - Class A	(54,724)
		(161,124)
	COMMUNICATIONS — 8.1%
(858)	Acacia Communications, Inc.*	(45,774)
(3,914)	ANGI Homeservices, Inc.*	(64,268)
(1,540)	Cargurus, Inc.*	(65,804)
(2,229)	Cars.com, Inc.*	(52,471)
(3,844)	CenturyLink, Inc.	(50,702)
(1,193)	GCI Liberty, Inc.*	(63,873)
(1,883)	GDS Holdings Ltd. - ADR*,1	(62,648)
(734)	InterDigital, Inc.	(51,182)
(684)	Liberty Broadband Corp. - Class A*	(61,095)
(680)	Liberty Broadband Corp. - Class C*	(60,860)
(696)	LogMeIn, Inc.	(55,290)
(10,656)	Ribbon Communications, Inc.*	(54,878)
(1,047)	Shenandoah Telecommunications Co.	(46,529)
(5,252)	Snap, Inc. - Class A*	(51,470)
(300)	Stamps.com, Inc.*	(28,197)
(2,754)	Stitch Fix, Inc. - Class A*	(76,616)
(924)	TripAdvisor, Inc.*	(49,129)
		(940,786)
	CONSUMER, CYCLICAL — 3.3%
(1,513)	Beacon Roofing Supply, Inc.*	(54,876)
(172)	Madison Square Garden Co.*	(49,560)
(1,135)	Newell Brands, Inc.	(18,421)

Zacks Market Neutral Fund

SCHEDULE OF INVESTMENTS - Continued

As of February 28, 2019 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	CONSUMER, CYCLICAL (Continued)
(6,253)	Noodles & Co.*	$(49,023)
(762)	Scotts Miracle-Gro Co.	(62,408)
(149)	Tesla, Inc.*	(47,662)
(742)	Wingstop, Inc.	(49,425)
(1,420)	Winnebago Industries, Inc.	(46,335)
		(377,710)
	CONSUMER, NON-CYCLICAL — 11.4%
(3,431)	Accelerate Diagnostics, Inc.*	(73,355)
(1,280)	Aerie Pharmaceuticals, Inc.*	(59,738)
(2,127)	CAI International, Inc.*	(50,112)
(1,475)	Campbell Soup Co.	(53,129)
(1,137)	Canopy Growth Corp.*,1	(53,905)
(3,068)	Care.com, Inc.*	(77,283)
(4,674)	Dynavax Technologies Corp.*	(43,001)
(3,589)	elf Beauty, Inc.*	(28,532)
(2,577)	Epizyme, Inc.*	(33,398)
(2,176)	Exelixis, Inc.*	(48,721)
(3,222)	Hain Celestial Group, Inc.*	(63,377)
(828)	Heron Therapeutics, Inc.*	(21,917)
(1,045)	IHS Markit Ltd.*,1	(55,563)
(441)	Kimberly-Clark Corp.	(51,522)
(330)	MarketAxess Holdings, Inc.	(80,480)
(1,630)	MEDNAX, Inc.*	(53,643)
(1,940)	Mylan N.V.*,1	(51,197)
(1,044)	Novocure Ltd.*,1	(56,073)
(3,901)	R1 RCM, Inc.*	(38,581)
(1,041)	REGENXBIO, Inc.*	(53,851)
(749)	Syneos Health, Inc.*	(31,286)
(413)	Universal Health Services, Inc. - Class B	(57,337)
(459)	Verisk Analytics, Inc.*	(58,031)
(7,281)	ViewRay, Inc.*	(61,743)
(638)	Worldpay, Inc. - Class A*	(61,120)
		(1,316,895)
	ENERGY — 8.0%
(814)	Apergy Corp.*	(34,172)
(2,823)	C&J Energy Services, Inc.*	(48,753)
(4,691)	Carrizo Oil & Gas, Inc.*	(51,507)
(864)	Cheniere Energy, Inc.*	(55,685)
(924)	Cimarex Energy Co.	(66,445)

Zacks Market Neutral Fund

SCHEDULE OF INVESTMENTS - Continued

As of February 28, 2019 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	ENERGY (Continued)
(1,609)	Delek U.S. Holdings, Inc.	$(56,927)
(656)	Diamondback Energy, Inc.	(67,522)
(8,162)	Gulfport Energy Corp.*	(62,521)
(2,415)	Jagged Peak Energy, Inc.*	(22,870)
(1,104)	ONEOK, Inc.	(70,943)
(2,547)	Pattern Energy Group, Inc. - Class A	(53,131)
(1,140)	Penn Virginia Corp.*	(61,172)
(4,172)	ProPetro Holding Corp.*	(82,856)
(8,754)	SRC Energy, Inc.*	(40,268)
(4,255)	TerraForm Power, Inc. - Class A	(53,230)
(3,376)	U.S. Silica Holdings, Inc.	(50,302)
(2,065)	Williams Cos., Inc.	(55,115)
		(933,419)
	FINANCIAL — 11.1%
(5,724)	Bancorp, Inc.*	(51,917)
(2,495)	Capital Southwest Corp.	(54,117)
(2,374)	CVB Financial Corp.	(54,104)
(622)	Digital Realty Trust, Inc. - REIT	(70,361)
(874)	eHealth, Inc.*	(46,680)
(6,351)	Five Point Holdings LLC - Class A*	(49,728)
(1,963)	Healthcare Trust of America, Inc. - Class A - REIT	(55,926)
(1,024)	Interactive Brokers Group, Inc. - Class A	(56,556)
(3,187)	Invitation Homes, Inc. - REIT	(73,301)
(1,484)	Iron Mountain, Inc. - REIT	(52,563)
(1,411)	JBG SMITH Properties - REIT	(56,849)
(1,147)	Meta Financial Group, Inc.	(26,782)
(4,661)	MGIC Investment Corp.*	(60,500)
(252)	Mid-America Apartment Communities, Inc. - REIT	(26,102)
(2,363)	NMI Holdings, Inc. - Class A*	(57,066)
(1,498)	Office Properties Income Trust - REIT	(45,704)
(1,732)	Pacific Premier Bancorp, Inc.	(51,700)
(6,032)	Pzena Investment Management, Inc. - Class A	(60,079)
(3,057)	Redfin Corp.*	(61,048)
(870)	Regency Centers Corp. - REIT	(56,768)
(762)	RLI Corp.	(53,736)
(3,460)	Sabra Health Care REIT, Inc. - REIT	(62,695)
(1,520)	Southside Bancshares, Inc.	(52,774)
(1,148)	TriCo Bancshares	(46,173)
		(1,283,229)

Zacks Market Neutral Fund

SCHEDULE OF INVESTMENTS - Continued

As of February 28, 2019 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	INDUSTRIAL — 6.0%
(1,981)	Air Transport Services Group, Inc.*	$(46,098)
(1,100)	Alarm.com Holdings, Inc.*	(72,193)
(2,700)	American Superconductor Corp.*	(40,041)
(910)	CIRCOR International, Inc.*	(28,692)
(7,618)	Genco Shipping & Trading Ltd.*,1	(62,011)
(2,313)	Golar LNG Ltd.[1]	(47,740)
(8,687)	Golden Ocean Group Ltd.[1]	(43,435)
(3,612)	GrafTech International Ltd.	(52,085)
(564)	Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR[1]	(52,593)
(1,066)	Jabil, Inc.	(30,274)
(1,599)	Johnson Controls International plc[1]	(56,397)
(5,583)	NN, Inc.	(55,328)
(6,049)	Star Bulk Carriers Corp.*,1	(44,702)
(3,773)	Twin Disc, Inc.*	(66,744)
		(698,333)
	TECHNOLOGY — 7.2%
(2,193)	Altair Engineering, Inc. - Class A*	(77,764)
(451)	Analog Devices, Inc.	(48,239)
(2,048)	Axcelis Technologies, Inc.*	(43,049)
(1,209)	Blackline, Inc.*	(63,279)
(4,453)	Cloudera, Inc.*	(64,880)
(907)	DXC Technology Co.	(59,735)
(1,958)	MACOM Technology Solutions Holdings, Inc.*	(37,378)
(1,780)	Micron Technology, Inc.*	(72,766)
(2,579)	PlayAGS, Inc.*	(61,354)
(1,883)	Pluralsight, Inc. - Class A*	(61,216)
(1,096)	SailPoint Technologies Holding, Inc.*	(33,801)
(4,717)	TiVo Corp.	(47,312)
(4,149)	Ultra Clean Holdings, Inc.*	(44,187)
(2,496)	Xperi Corp.	(59,904)
(3,322)	Yext, Inc.*	(61,723)
		(836,587)
	UTILITIES — 2.1%
(564)	Atmos Energy Corp.	(55,751)
(1)	Evergy, Inc.	(45)
(936)	Middlesex Water Co.	(55,102)
(1,157)	New Jersey Resources Corp.	(55,999)
(700)	Spire, Inc.	(55,524)

Zacks Market Neutral Fund

SCHEDULE OF INVESTMENTS - Continued

As of February 28, 2019 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	UTILITIES (Continued)
(469)	UGI Corp.	$(25,748)
		(248,169)
	TOTAL COMMON STOCKS
	(Proceeds $ 6,938,427)	(6,796,252)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $ 6,938,427)	(6,796,252)

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security is denominated in U.S. Dollars.
[2]	All or a portion of this security is segregated as collateral for securities sold short.
[3]	Less than 0.1% of net assets.
[4]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.00% of Net Assets. The total value of these securities is $585.
[5]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Zacks Small-Cap Core Fund

SCHEDULE OF INVESTMENTS

As of February 28, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 99.7%
	BASIC MATERIALS — 1.9%
54,782	AdvanSix, Inc.*	$1,794,111
6,065	Ingevity Corp.*	698,809
		2,492,920
	COMMUNICATIONS — 3.4%
12,546	1-800-Flowers.com, Inc. - Class A*	223,821
66,023	ChannelAdvisor Corp.*	853,677
220,550	Limelight Networks, Inc.*	644,006
10,708	pdvWireless, Inc.*	420,610
267,083	Ribbon Communications, Inc.*	1,375,478
20,901	Shenandoah Telecommunications Co.	928,840
		4,446,432
	CONSUMER, CYCLICAL — 6.4%
13,943	BBX Capital Corp.	85,331
103,847	Clarus Corp.	1,264,857
25,000	Columbia Sportswear Co.	2,573,750
80,112	Commercial Vehicle Group, Inc.*	640,896
50,144	Dana, Inc.	990,344
13,252	H&E Equipment Services, Inc.	381,525
32,109	Rush Enterprises, Inc. - Class A	1,346,009
15,153	SkyWest, Inc.	818,868
17,451	Titan Machinery, Inc.*	335,234
		8,436,814
	CONSUMER, NON-CYCLICAL — 22.2%
10,000	Amedisys, Inc.*	1,243,000
29,522	Assembly Biosciences, Inc.*	631,475
19,703	CRA International, Inc.	984,362
28,142	EVERTEC, Inc.[1]	805,424
51,181	HMS Holdings Corp.*	1,763,697
60,298	Horizon Pharma Plc*,1	1,749,245
7,758	ICU Medical, Inc.*	1,906,606
168,781	Idera Pharmaceuticals, Inc.*	470,899
12,873	Insperity, Inc.	1,625,474
16,481	Integer Holdings Corp.*	1,499,112
38,820	K12, Inc.*	1,243,793
152,212	Laureate Education, Inc. - Class A*	2,327,321
12,670	LHC Group, Inc.*	1,389,772
21,287	Melinta Therapeutics, Inc.*	113,460
13,905	Myriad Genetics, Inc.*	431,472
4,700	Orthofix Medical, Inc.*	287,170
69,506	Performance Food Group Co.*	2,678,066

Zacks Small-Cap Core Fund

SCHEDULE OF INVESTMENTS - Continued

As of February 28, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
75,445	Simply Good Foods Co.*	$1,543,605
70,701	SP Plus Corp.*	2,432,114
20,292	STAAR Surgical Co.*	746,746
9,642	Surmodics, Inc.*	562,611
7,785	TriNet Group, Inc.*	477,143
35,068	Turning Point Brands, Inc.	1,433,930
14,627	Ultragenyx Pharmaceutical, Inc.*	938,176
		29,284,673
	ENERGY — 0.5%
69,240	SunCoke Energy, Inc.*	686,861

	FINANCIAL — 24.7%
98,798	Aircastle Ltd.[1]	1,962,128
36,629	Atlantic Capital Bancshares, Inc.*	706,207
42,455	BancFirst Corp.	2,393,613
16,561	Community Trust Bancorp, Inc.	708,480
53,589	Essent Group Ltd.*,1	2,311,830
54,580	First Defiance Financial Corp.	1,688,705
27,015	First Mid-Illinois Bancshares, Inc.	943,094
26,981	First of Long Island Corp.	630,276
27,436	HFF, Inc. - Class A	1,240,107
39,003	Home Bancorp, Inc.	1,379,536
147,976	Ladder Capital Corp. – REIT	2,715,360
31,292	McGrath RentCorp	1,872,513
160,986	MGIC Investment Corp.*	2,089,598
34,346	National General Holdings Corp.	886,470
184,091	Newmark Group, Inc. - Class A	1,704,683
19,592	Peoples Bancorp, Inc.	653,197
96,105	Provident Financial Services, Inc.	2,638,082
14,588	PS Business Parks, Inc. – REIT	2,146,916
126,545	Radian Group, Inc.	2,576,456
14,092	Republic Bancorp, Inc. - Class A	637,522
42,171	Southern National Bancorp of Virginia, Inc.	668,411
		32,553,184
	INDUSTRIAL — 26.3%
33,870	Albany International Corp. - Class A	2,626,619
17,623	Allied Motion Technologies, Inc.	733,998
69,670	Atkore International Group, Inc.*	1,609,377
137,666	AVX Corp.	2,505,521
45,238	Comfort Systems USA, Inc.	2,425,662

Zacks Small-Cap Core Fund

SCHEDULE OF INVESTMENTS - Continued

As of February 28, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
33,048	Comtech Telecommunications Corp.	$875,772
31,844	CSW Industrials, Inc.*	1,808,102
19,242	DXP Enterprises, Inc.*	680,590
31,200	EMCOR Group, Inc.	2,250,456
94,395	Federal Signal Corp.	2,320,229
57,685	Gorman-Rupp Co.	1,950,330
73,662	Harsco Corp.*	1,648,556
30,245	Heritage-Crystal Clean, Inc.*	730,719
17,383	Kadant, Inc.	1,520,143
29,741	Lawson Products, Inc.*	938,923
44,820	Matson, Inc.	1,618,450
115,356	Milacron Holdings Corp.*	1,613,830
16,562	Park-Ohio Holdings Corp.	526,506
30,895	Raven Industries, Inc.	1,233,328
8,154	Tech Data Corp.*	833,502
26,478	Tetra Tech, Inc.	1,589,210
69,734	Universal Logistics Holdings, Inc.	1,544,608
30,756	Vishay Precision Group, Inc.*	1,072,154
		34,656,585
	TECHNOLOGY — 8.2%
13,733	Appfolio, Inc. - Class A*	992,621
7,092	Aspen Technology, Inc.*	714,235
14,254	CACI International, Inc. - Class A*	2,597,934
52,296	CTS Corp.	1,679,748
18,123	ManTech International Corp. - Class A	984,985
8,127	Mercury Systems, Inc.*	516,227
6,905	SPS Commerce, Inc.*	737,316
10,100	Telenav, Inc.*	60,398
13,028	Upland Software, Inc.*	457,283
38,328	Verint Systems, Inc.*	2,040,966
		10,781,713
	UTILITIES — 6.1%
110,794	Ameresco, Inc. - Class A*	1,813,698
117,687	Clearway Energy, Inc. - Class C	1,764,128
9,762	IDACORP, Inc.	960,678
33,108	Otter Tail Corp.	1,664,670

Zacks Small-Cap Core Fund

SCHEDULE OF INVESTMENTS - Continued

As of February 28, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UTILITIES (Continued)
41,525	PNM Resources, Inc.	$1,813,812
		8,016,986
	TOTAL COMMON STOCKS
	(Cost $125,267,716)	131,356,168
	TOTAL INVESTMENTS — 99.7%
	(Cost $125,267,716)	131,356,168
	Other Assets in Excess of Liabilities — 0.3%	420,088
	TOTAL NET ASSETS — 100.0%	$131,776,256

PLC – Public Limited Company

REIT — Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security is denominated in U.S. Dollars.

See Accompanying Notes to Schedule of Investments.

Zacks Dividend Fund

SCHEDULE OF INVESTMENTS

As of February 28, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.1%
	BASIC MATERIALS — 3.4%
5,190	Air Products & Chemicals, Inc.	$940,324
8,336	International Paper Co.	381,956
6,920	LyondellBasell Industries N.V. - Class A1	591,798
		1,914,078
	COMMUNICATIONS — 8.9%
32,402	AT&T, Inc.	1,008,350
32,874	Cisco Systems, Inc.	1,701,887
13,684	Thomson Reuters Corp.[1]	744,546
27,054	Verizon Communications, Inc.	1,539,914
		4,994,697
	CONSUMER, CYCLICAL — 8.0%
65,119	Ford Motor Co.	571,094
8,336	Home Depot, Inc.	1,543,327
9,909	KAR Auction Services, Inc.	467,210
13,999	Macy's, Inc.	347,035
15,572	Walmart, Inc.	1,541,472
		4,470,138
	CONSUMER, NON-CYCLICAL — 24.2%
8,493	AbbVie, Inc.	672,985
12,583	Altria Group, Inc.	659,475
3,460	Amgen, Inc.	657,677
10,381	Bristol-Myers Squibb Co.	536,282
18,560	Coca-Cola Co.	841,510
10,695	Gilead Sciences, Inc.	695,389
11,325	Johnson & Johnson	1,547,448
9,909	Medtronic PLC[1]	896,765
13,369	Merck & Co., Inc.	1,086,766
16,043	Mondelez International, Inc. - Class A	756,588
9,594	PepsiCo, Inc.	1,109,450
35,862	Pfizer, Inc.	1,554,618
13,212	Philip Morris International, Inc.	1,148,651
14,156	Procter & Gamble Co.	1,395,074
		13,558,678
	ENERGY — 10.1%
11,796	Chevron Corp.	1,410,566
18,560	Exxon Mobil Corp.	1,466,797
46,873	Kinder Morgan, Inc.	898,087
7,707	Occidental Petroleum Corp.	509,818
9,961	Phillips 66	959,842

Zacks Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of February 28, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ENERGY (Continued)
8,493	Schlumberger Ltd.[1]	$374,201
		5,619,311
	FINANCIAL — 27.9%
19,504	Aflac, Inc.	958,427
7,550	Ameriprise Financial, Inc.	993,807
11,639	Arthur J. Gallagher & Co.	934,379
14,785	BB&T Corp.	753,591
2,044	BlackRock, Inc.	905,942
9,594	Crown Castle International Corp. - REIT	1,139,287
34,447	Huntington Bancshares, Inc.	496,381
14,470	JPMorgan Chase & Co.	1,510,089
13,999	Liberty Property Trust - REIT	662,573
269	Marsh & McLennan Cos., Inc.	25,022
21,077	MetLife, Inc.	952,470
4,718	PNC Financial Services Group, Inc.	594,562
10,066	Prologis, Inc. - REIT	705,224
13,999	Prudential Financial, Inc.	1,341,804
24,852	U.S. Bancorp	1,284,600
13,055	Ventas, Inc. - REIT	819,201
30,272	Wells Fargo & Co.	1,510,270
		15,587,629
	INDUSTRIAL — 1.9%
6,763	Emerson Electric Co.	460,898
1,887	Lockheed Martin Corp.	583,857
		1,044,755
	TECHNOLOGY — 6.9%
45,929	HP, Inc.	906,179
23,279	Intel Corp.	1,232,856
2,673	International Business Machines Corp.	369,222
12,111	Microsoft Corp.	1,356,795
		3,865,052
	UTILITIES — 5.8%
9,752	American Electric Power Co., Inc.	791,375
17,302	CMS Energy Corp.	941,229
16,201	OGE Energy Corp.	688,866
16,987	Southern Co.	844,084
		3,265,554
	TOTAL COMMON STOCKS
	(Cost $48,752,961)	54,319,892

Zacks Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of February 28, 2019 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 2.6%
$1,432,997	UMB Money Market Fiduciary 0.25%[2]	$1,432,997
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,432,997)	1,432,997
	TOTAL INVESTMENTS — 99.7%
	(Cost $50,185,958)	55,752,889
	Other Assets in Excess of Liabilities — 0.3%	191,718
	TOTAL NET ASSETS — 100.0%	$55,944,607

PLC — Public Limited Company

REIT — Real Estate Investment Trusts

[1]	Foreign security is denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See Accompanying Notes to Schedule of Investments.

Zacks Funds

NOTES TO SCHEDULES OF INVESTMENTS

February 28, 2019 (Unaudited)

Note 1 – Organization

Zacks All-Cap Core Fund (the “All-Cap Core Fund”), Zacks Market Neutral Fund (the “Market Neutral Fund”), Zacks Small-Cap Core Fund (the “Small-Cap Core Fund”) and Zacks Dividend Fund (the “Dividend Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Manager Series Trust (formerly, Claymore Trust), a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

Zacks All-Cap Core Fund’s primary investment objective is to provide capital appreciation and, to a lesser extent, income through dividends. The Fund will invest primarily in a diversified portfolio of equity securities. The Fund commenced investment operations on December 5, 2005, with two classes of shares, Class A and Class C. The Fund re-designated Class A shares to Investor Class shares effective October 31, 2016. The Class C shares converted to Investor class shares on April 16, 2018. The investor Class shares were re-designated to Institutional Class shares on April 16, 2018.

Zacks Market Neutral Fund’s primary investment objective is to generate positive returns in both rising and falling equity markets. The Fund will simultaneously invest in long and short equity positions to minimize portfolio exposure to general equity market risk. The Fund commenced investment operations on July 24, 2008, with two classes of shares, Class A and Class C. The Fund re-designated Class A shares to Investor Class shares and Class C shares to Institutional Class shares effective October 31, 2016.

Zacks Small-Cap Core Fund’s primary investment objective is to provide capital appreciation. The Fund will invest primarily in a diversified portfolio of equity securities. The Fund commenced investment operations on June 30, 2011. The Fund currently offers two classes of shares: Investor Class and Institutional Class. The outstanding shares of the Fund were renamed Investor Class on December 20, 2013. Class C commenced investment operations on December 31, 2013. Class I commenced investment operations on February 28, 2014. The Fund converted Class C shares into Investor Class shares and re-designated Class I shares to Institutional Class shares effective October 31, 2016.

Zacks Dividend Fund’s primary investment objective is to provide capital appreciation and dividend income. The Fund will invest primarily in a diversified portfolio of equity securities. The Fund commenced investment operations on January 31, 2014, with one class of shares, Investor Class. Institutional Class shares commenced operations on January 31, 2017.

With regards to the Zacks All-Cap Core Fund, Zacks Market Neutral Fund, Zacks Small-Cap Core Fund and Zacks Dividend Fund, the shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Zacks Funds

NOTES TO SCHEDULES OF INVESTMENTS - Continued

February 28, 2019 (Unaudited)

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Short Sales

The Zacks Market Neutral Fund and Small Cap Fund may engage in short sales. Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

Note 3 – Federal Income Taxes

At February 28, 2019, gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	All-Cap Core Fund	Market Neutral Fund	Small-Cap Core Fund	Dividend Fund

Cost of investments	$32,138,604	$2,958,003	$125,327,201	$50,244,435

Gross unrealized appreciation	$8,501,041	$1,115,829	$12,620,590	$7,366,646
Gross unrealized depreciation	(444,979)	(1,569,101)	(6,591,623)	(1,858,192)
Net unrealized appreciation (depreciation) on investments	$8,056,062	$(453,272)	$6,028,967	$5,508,454

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Zacks Funds

NOTES TO SCHEDULES OF INVESTMENTS - Continued

February 28, 2019 (Unaudited)

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of February 28, 2019, in valuing the Funds' assets carried at fair value:

Zacks Funds

NOTES TO SCHEDULES OF INVESTMENTS - Continued

February 28, 2019 (Unaudited)

All-Cap Core Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$39,169,492	$-	$-	$39,169,492
Short-Term Investments	1,025,174	-	-	1,025,174
Total Investments	$40,194,666	$-	$-	$40,194,666

Market Neutral Fund	Level 1	Level 2*	Level 3	Total
Assets
Investments
Common Stocks[1]	$6,921,907	$-	$-	$6,921,907
Rights	-	-	585	585
Short-Term Investments	2,378,491	-	-	2,378,491
Total Assets	$9,300,398	$-	$585	$9,300,983

Liabilities
Securities Sold Short
Common Stocks[1]	$6,796,252	$-	$-	$6,796,252
Total Liabilities	$6,796,252	$-	$-	$6,796,252

Small-Cap Core Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$131,356,168	$-	$-	$131,356,168
Short-Term Investments	-	-	-	-
Total Investments	$131,356,168	$-	$-	$131,356,168

Dividend Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$54,319,892	$-	$-	$54,319,892
Short-Term Investments	1,432,997	-	-	1,432,997
Total Investments	$55,752,889	$-	$-	$55,752,889

[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Zacks Funds

NOTES TO SCHEDULES OF INVESTMENTS - Continued

February 28, 2019 (Unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Market Neutral Fund
Beginning balance November 30, 2018	$2,238
Transfers into Level 3 during the period	-
Transfers out of Level 3 during the period	-
Total realized gain/(loss)	-
Total unrealized appreciation/(depreciation)	(1,653)
Net purchases	-
Net sales	-
Balance as of February 28, 2019	$585

The Level 3 investments as of February 28, 2019, represented 0.00% of net assets and did not warrant a disclosure of significant unobservable valuation inputs.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	04/29/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	04/29/19

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	04/29/19